Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Components of inventory

The components of inventory consist of the following:

	March 31, 2017	December 31, 2016
	(In millions)
Finished goods	$134.7	$131.4
Work in process	45.6	43.4
Raw materials and supplies	68.3	65.8

Inventories, net	$248.6	$240.6

Inventories: Inventories are stated at the lower of first-in, first-out (“FIFO”) cost or market value.

Major Classes of Inventories	December 31, 2016	December 31, 2015
	(In millions)
Finished goods	$131.4	$147.5
Work in process	43.4	37.4
Raw materials and supplies	65.8	64.1

Inventories, net	$240.6	$249.0

Other inventory items
Inventory reserves	$(30.2)	$29.0

Consigned Inventory	$12.2	$10.3